Financial Instruments - Schedule of Financial Assets and Liabilities Subject to Foreign Currency Risk (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Financial Assets and Liabilities [Line Items]
Total exposure	$ 1,050,099	$ (288,924)
Cash and Cash Equivalent [Member] | USD [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Total exposure	1,544,448	225,722
Trade and Other Payables [Member] | USD [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Total exposure	(495,145)	(507,820)
Trade and Other Payables [Member] | £GBP [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Total exposure	796	(3,834)
Trade and Other Payables [Member] | JPY [Member]
Schedule of Financial Assets and Liabilities [Line Items]
Total exposure		$ (2,992)